Annual Total Returns [BarChart] - iShares Convertible Bond ETF - iShares Convertible Bond ETF	Mar. 01, 2021
Bar Chart Table:
Annual Return 2016	11.13%
Annual Return 2017	15.64%
Annual Return 2018	(0.82%)
Annual Return 2019	22.20%
Annual Return 2020	61.67%